Sal De La Puna Joint Venture - Summary of Assets Acquired and Liabilities Received Asset Acquisition (Details) - Arena Minerals $ in Thousands	Apr. 20, 2023 USD ($)
Disclosure In Tabular Form Of Assets Acquired And Liabilities Received Asset Acquisition [Line Items]
Cash and cash equivalents	$ 4,538
Receivables, prepaids and deposits	902
Property, plant and equipment	55
Exploration and evaluation assets	1,385
Investment in Sal de la Puna Project	182,136
Accounts payable and accrued liabilities	(3,211)
Net assets acquired	$ 185,805